Short-Term Borrowings and Long-Term Debt - Short-term borrowings (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Short-Term Borrowings
Amount of short term borrowings	$ 9,376,000	$ 12,750,000
Short term borrowings	123,676,000	114,300,000
Federal Home Loan Bank of Pittsburgh | Wealth Division
Short-Term Borrowings
Short term borrowings	$ 413,000
Federal funds purchased | Federal Home Loan Bank of Pittsburgh
Short-Term Borrowings
Number of borrowing facilities | item	2
Short term borrowings	$ 0	0
Federal funds purchased, facility one | Federal Home Loan Bank of Pittsburgh
Short-Term Borrowings
Maximum borrowing capacity	15,000,000
Federal funds purchased, facility two | Federal Home Loan Bank of Pittsburgh
Short-Term Borrowings
Maximum borrowing capacity	24,000,000
Federal Reserve discount window | Federal Home Loan Bank of Pittsburgh
Short-Term Borrowings
Maximum borrowing capacity	10,400,000
Short term borrowings	0
Short-term borrowing with interest rate 1.81% | Federal Home Loan Bank of Pittsburgh
Short-Term Borrowings
Short term borrowings	$ 102,300,000
Interest rate (as a percent)	1.81%
Short-term borrowing with interest rate 1.59% | Federal Home Loan Bank of Pittsburgh
Short-Term Borrowings
Short term borrowings	$ 7,700,000
Interest rate (as a percent)	1.59%
Short-term borrowing with interest rate 1.59% | Federal Home Loan Bank of Pittsburgh
Short-Term Borrowings
Short term borrowings	$ 5,100,000
Interest rate (as a percent)	1.59%
Short-term borrowing with interest rate 2.76% | Federal Home Loan Bank of Pittsburgh
Short-Term Borrowings
Short term borrowings	$ 5,000,000
Interest rate (as a percent)	2.76%
Short-term borrowing with interest rate 2.03% | Federal Home Loan Bank of Pittsburgh
Short-Term Borrowings
Short term borrowings	$ 3,100,000
Interest rate (as a percent)	2.03%
Short-term borrowing with interest rate 2.62% | Federal Home Loan Bank of Pittsburgh
Short-Term Borrowings
Short term borrowings		$ 112,500,000
Interest rate (as a percent)		2.62%
Short-term borrowing with interest rate 1.70% | Federal Home Loan Bank of Pittsburgh
Short-Term Borrowings
Short term borrowings		$ 1,800,000
Interest rate (as a percent)		1.70%
Duration of debt (in years)		4 years